Consolidated Statements of Comprehensive Income/Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 91,635	$ 85,576	$ 71,461
Cost of revenues	(47,274)	(43,611)	(38,927)
Gross profit	44,361	41,965	32,534
Research and development expenses	(6,198)	(6,456)	(8,430)
Sales and marketing expenses	(19,926)	(14,304)	(10,305)
General and administrative expenses	(15,947)	(17,118)	(18,726)
Other (expense)/income, net	2,095	(1,500)	(14,265)
(Loss)/income from operations	4,385	2,587	(19,192)
Interest income	227	70	18
Interest expenses	(196)	(133)	(441)
Amortization of beneficial conversion feature			(149)
(Loss)/income before income tax	4,416	2,524	(19,764)
Income tax expenses	(68)	(70)	(161)
Share of profit in equity method investments, net of tax	210	357	72
Net (loss)/income	4,558	2,811	(19,853)
Net (loss)/income attributable to ordinary shareholders of the Company	4,558	2,811	(19,853)
Net (loss)/income	4,558	2,811	(19,853)
Foreign currency translation adjustment	(229)	587	2,322
Total comprehensive (loss)/income	$ 4,329	$ 3,398	$ (17,531)
Net (loss)/earnings per share attributable to ordinary shareholders of the Company
Basic net (loss)/earnings per share (in Dollars per share)	$ 0.01	$ 0.01	$ (0.06)
Diluted net (loss)/earnings per share (in Dollars per share)	$ 0.01	$ 0.01	$ (0.06)
Weighted average number of ordinary shares used in computing net (loss)/earnings per share
Basic weighted average number of ordinary shares (in Shares)	376,344,425	371,726,318	312,485,140
Diluted weighted average number of ordinary shares (in Shares)	376,344,425	371,726,318	312,485,140
Revenues from services
Revenues	$ 60,002	$ 58,570	$ 46,228
Sales of products
Revenues	31,633	27,006	25,233
Cost of services
Cost of revenues	(23,503)	(24,318)	(20,346)
Cost of products sold
Cost of revenues	$ (23,771)	$ (19,293)	$ (18,581)